(Loss)/Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
(Loss)/Earnings per share
9.	(Loss)/Earnings per share
Basic earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share give effect to all potentially dilutive securities. All of the Company’s shares
(including non-vested
restricted stock issued under the equity compensation plan) participate equally in dividend distributions and in undistributed earnings.
The Company applies
the two-class
method of computing earnings per share (EPS) as the unvested share-based payment awards that contain rights to receive non forfeitable dividends are participating securities. Dividends declared during the period for non-vested
restricted stock as well as undistributed earnings allocated to non-vested
stock are deducted from net income for the purpose of the computation of basic earnings per share in accordance with the two-class method.
The denominator of the basic earnings per common share excludes any non-vested shares
as such they are not considered outstanding until the time-based vesting restriction has elapsed.
For purposes of calculating diluted earnings per share, dividends declared during the period for non-vested
restricted stock and undistributed earnings allocated
to non-vested stock
are not deducted from net income as reported since such calculation assumes non-vested restricted
stock is fully vested from the grant date.
The Company calculates basic and diluted (loss)/earnings per share as follows:

	Year Ended December 31,
	2020	2021	2022
Numerator
Net (loss)/income	(393,761)	(3,639,979)	29,510,928
Less: Cumulative dividends on Series A Preferred Shares	—	(140,246)	(1,740,983)

Less: Deemed dividend on warrant inducement (Note 8)	—	—	(2,943,675)

Less: Undistributed earnings allocated to non-vested shares	—	—	(61,899)

Net (loss)/income attributable to common shareholders, basic	(393,761)	(3,780,225)	24,764,371

Denominator
Weighted average number of shares outstanding, basic	4,775,272	4,775,272	128,384,995

Weighted average number of shares outstanding, diluted	4,775,272	4,775,272	128,773,970

(Loss)/Earnings per share, basic and diluted	(0.08)	(0.79)	0.19

As of December 31, 2022, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have an anti-dilutive effect, are any incremental shares of unexercised warrants and non-vested
share awards, calculated with the treasury stock method. As of December 31, 2022, the aggregate number of unexercised warrants were
125,641,769 including Representative Purchase Warrants (Note 8), and the aggregate number of unvested shares was 2,857,142. There were no dilutive securities for the years ended December 31, 2020 and 2021.